UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21845

The Ralph Parks Cyclical Equity Fund

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10,  Pittsford,  New York, NY

14534

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-248-5700

Date of fiscal year end:

6/30

Date of reporting period:  9/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (unaudited)
	Shares			Value
			COMMON STOCKS - 128.08%
			AEROSPACE/DEFENSE - 1.34%
	1,918	**	National Presto Industries, Inc.	$ 142,891

			AIRLINES - 0.36%
	2,621		Southwest Airlines Co.	38,031

			APPAREL - 0.66%
	2,845	**	Steven Madden Ltd. ***	70,499

			AUTO PARTS & EQUIPMENT - 0.41%
	1,274	**	Fuel Systems Solutions, Inc. ***	43,889

			BANKS - 5.02%
	4,200		Bank of the Ozarks, Inc.	113,400
	11,194	**	Center Financial Corp.	142,947
	2,280	**	Republic Bancorp, Inc. Cl. A	69,130
	1,255	**	SVB Financial Group ***	72,690
	11,433	**	Wilshire Bancorp, Inc.	139,140
				537,307
			BIOTECHNOLOGY - 11.02%
	6,003	*/**	Amgen, Inc. ***	355,798
	6,285	**	Cubist Pharmaceuticals, Inc. ***	139,716
	840	**	Myriad Genetics, Inc. ***	54,499
	37,803	**	NPS Pharmaceuticals, Inc. ***	269,913
	11,549	*	Sequenom, Inc. ***	307,434
	492	**	United Therapeutics Corp. ***	51,744
				1,179,104
			CHEMICALS - 1.27%
	2,490	**	Stepan Co.	135,879

			COMMERCIAL SERVICES - 6.41%
	3,346	**	Chemed Corp.	137,387
	5,307	**	Cornell Cos., Inc. ***	144,244
	16,091		Hackett Group, Inc. ***	87,535
	1,887	**	Kforce, Inc. ***	19,266
	4,913	**	Lincoln Educational Services Corp. ***	64,999
	34,135	**	Medifast, Inc. ***	232,459
				685,890

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (unaudited)
	Shares			Value
			COMPUTERS - 15.74%
	7,310	*	Data I/O Corp. ***	$ 30,629
	175,575	**	icad, Inc. ***	560,084
	6,742	**	iGATE Corp. ***	58,453
	8,646	**	Insight Enterprises, Inc. ***	115,943
	12,457	*	Ness Technologies, Inc. ***	142,882
	16,568		Palm, Inc.	98,911
	75,257	**	Super Micro Computer, Inc. ***	678,066
				1,684,968
			COSMETICS / PERSONAL CARE - 5.66%
	135	**	Colgate-Palmolive Co.	10,172
	115,752	**	Parlux Fragrances, Inc. ***	594,965
				605,137
			DIVERSIFIED FINANCIAL SERVICES - 1.20%
	9,021		Nelnet, Inc.	128,098

			ELECTRIC - 1.20%
	5,445		Portland General Electric Co.	128,829

			ELECTRICAL COMPONENTS & EQUIPMENT - 0.68%
	2,970	**	Greatbatch, Inc. ***	72,884

			ELECTRONICS - 3.22%
	2,565	**	American Science & Engineering, Inc.	153,207
	1,912	**	Coherent, Inc. ***	67,972
	3,153	**	Thomas & Betts Corp. ***	123,188
				344,367
			ENGINEERING & CONSTRUCTION - 1.00%
	8,051	**	ENGlobal Corp. ***	106,837

			FOOD - 3.21%
	2,156	**	General Mills, Inc.	148,160
	1,780	**	McCormick & Co, Inc.	68,441
	5,100		United Natural Foods, Inc. ***	127,449
				344,050

			FOREST PRODUCTS & PAPER - 5.97%
	99,179	**	Xerium Technologies, Inc.	638,713

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (unaudited)
	Shares			Value
			HEALTHCARE PRODUCTS - 15.07%
	417	**	Alcon, Inc.	$ 67,350
	4,588	*	Conmed Corp. ***	146,816
	10,566	**	CryoLife, Inc. ***	138,626
	11,485		ev3, Inc. ***	115,309
	1,797	**	Masimo Corp. ***	66,848
	6,824	**	Merit Medical Systems, Inc. ***	128,087
	2,983	**	Natus Medical, Inc. ***	67,595
	3,075	**	Resmed, Inc. ***	132,225
	7,898	**	Symmetry Medical, Inc. ***	146,587
	36,749	*	Synergetics USA, Inc. ***	73,865
	13,575		Synovis Life Technologies, Inc. ***	255,482
	5,253		Thoratec Corp. ***	137,891
	2,390	**	Varian Medical Systems, Inc. ***	136,541
				1,613,222
			HEALTHCARE SERVICES - 8.96%
	12,121		Alliance Imaging, Inc. ***	124,483
	882	**	Covance, Inc. ***	77,978
	1,263	**	DaVita, Inc. ***	72,004
	10,612	**	Ensign Group, Inc.	181,359
	6,177	**	Gentiva Health Services, Inc. ***	166,408
	2,407	**	LHC Group, Inc. ***	68,551
	8,916	*	Lincare Holdings, Inc. ***	268,282
				959,065
			HOLDING COMPANIES - 0.51%
	5,744	**	Resource America, Inc.	54,568

			HOME BUILDERS - 1.02%
	4,400		Thor Industries, Inc.	109,208

			HOUSEHOLD PRODUCTS - 1.40%
	6,567	**	Helen of Troy Ltd. ***	149,531

			INSURANCE - 2.15%
	6,608	**	Crawford & Co. ***	66,477
	2,638	**	RLI Corp.	163,793
				230,270
			INTERNET - 5.65%
	65,309	**	Sapient Corp. ***	485,246
	17,263		Telecommunication Systems, Inc. ***	119,287
				604,533
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (unaudited)
	Shares			Value
			MACHINERY - DIVERSIFIED - 3.85%
	6,980		Briggs & Stratton Corp.	$ 112,936
	5,611	*	DXP Enterprises, Inc. ***	299,122
				412,058
			MEDIA - 2.00%
	4,500	**	Cablevision Systems Corp.	113,220
	17,115		Mediacom Communications Corp. ***	101,321
				214,541
			METAL FABRICATE / HARDWARE - 1.18%
	12,144	**	Furmanite Corp. ***	126,419

			MISCELLANEOUS MANUFACTURING - 1.25%
	6,000	**	Movado Group, Inc.	134,100

			PACKAGING & CONTAINERS - 0.98%
	2,628		Rock-Tenn Co.	105,067

			PHARMACEUTICALS - 7.90%
	2,410	**	Amicus Therapeutics, Inc. ***	36,439
	1,716	**	AstraZeneca PLC ADR	75,298
	1,885	**	Cephalon, Inc. ***	146,069
	4,528	**	Isis Pharmaceuticals, Inc. ***	76,478
	13,885	**	Medivation, Inc. ***	367,397
	10,952	**	Viropharma, Inc. ***	143,690
				845,371
			RETAIL - 2.69%
	3,956	**	Buffalo Wild Wings, Inc. ***	159,189
	7,000		Collective Brands, Inc. ***	128,170
				287,359
			SEMICONDUCTORS - 2.26%
	5,624	**	LDK Solar Co. Ltd. ADR ***	168,833
	2,603	**	Supertex, Inc. ***	73,300
				242,133
			SOFTWARE - 4.40%
	3,103	**	Computer Programs & Systems, Inc.	89,832
	8,871	**	Compuware Corp. ***	85,960
	8,736	**	CSG Systems International, Inc. ***	153,142
	3,369	**	Quality Systems, Inc.	142,374
				471,308

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (unaudited)
	Shares			Value
			TELECOMMUNICATIONS - 2.44%
	7,583	**	General Communication, Inc. ***	$ 70,219
	4,727		NTELOS Holdings Corp.	127,109
	2,714	**	Viasat, Inc. ***	63,996
				261,324

			TOTAL COMMON STOCKS (Cost $15,305,553)	13,707,450

			EXCHANGE TRADED FUND - 0.03%
	45	*	Pharmaceutical HOLDRs Trust	2,988
			(Cost $3,511)

	Shares		SHORT-TERM INVESTMENTS - 1.55%
	165,632		Dreyfus International Reserves Money Fund, 2.50%	165,632
			(Cost $165,632)

			TOTAL INVESTMENTS - 129.66% (Cost $15,474,696) (a)	13,876,070
			LIABILITIES LESS OTHER ASSETS - (29.66)%	(3,173,968)
			NET ASSETS - 100.00%	10,702,102

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation			$244,187
	Unrealized depreciation			(1,842,813)
	Net unrealized depreciation			(1,598,626)
	Cost for federal tax purposes is substantially the same

*	All or a portion of these securities are held as collateral securities sold short.
**	All or a portion of these securities are held as collateral for the Line of Credit and Security Agreement
***	Non-income producing security.
****	Money market fund; interest rate reflects seven-day effective yield on September 30, 2008.
ADR - American Depositary Receipts

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (unaudited)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	13,710,438
Level 2 - Other Significant Observable Inputs	165,632
Level 3 - Significant Unobservable Inputs	-
Total	13,876,070
* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ralph Parks Cyclical Equity Fund

By

*/s/ Ralph Parks

      Ralph Parks, President

Date

12/1/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Ralph Parks

       Ralph Parks, President

Date

12/1/08

By

*/s/ Rajiv N. Dixit

       Rajiv N. Dixt, Treasurer

Date

12/1/08